Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.7%
Security	Shares	Value
Aerospace & Defense — 3.0%
Airbus SE(1)	56,122	$ 13,105,941
General Dynamics Corp.(1)	1,992	679,272
L3Harris Technologies, Inc.(1)	6,745	2,059,990
Northrop Grumman Corp.(1)	1,439	876,811
Rolls-Royce Holdings PLC	244,432	3,929,059
RTX Corp.(1)	32,105	5,372,130
Safran SA(1)	12,871	4,567,520
Textron, Inc.(1)	16,487	1,392,987
		$ 31,983,710
Air Freight & Logistics — 0.3%
Deutsche Post AG(1)	61,072	$ 2,729,146
Expeditors International of Washington, Inc.(1)	3,871	474,546
Yamato Holdings Co. Ltd.	35,200	562,675
		$ 3,766,367
Automobile Components — 0.3%
Denso Corp.	96,500	$ 1,388,797
Yokohama Rubber Co. Ltd.	42,000	1,553,428
		$ 2,942,225
Automobiles — 2.7%
Bayerische Motoren Werke AG	35,862	$ 3,614,436
Honda Motor Co. Ltd.	74,400	767,758
Isuzu Motors Ltd.	58,000	730,995
Mazda Motor Corp.	26,000	189,319
Mercedes-Benz Group AG(1)	51,714	3,259,532
Mitsubishi Motors Corp.	94,500	255,782
Tesla, Inc.(1)(2)	43,076	19,156,759
Toyota Motor Corp.	64,500	1,238,817
		$ 29,213,398
Banks — 6.4%
Bank of America Corp.(1)	50,000	$ 2,579,500
BNP Paribas SA(1)	70,930	6,487,457
Fifth Third Bancorp(1)	28,506	1,269,942
HSBC Holdings PLC	669,325	9,446,260
Huntington Bancshares, Inc.(1)	65,053	1,123,465
ING Groep NV(1)	230,623	6,045,957
Intesa Sanpaolo SpA(1)	2,042,702	13,521,008
JPMorgan Chase & Co.(1)	28,513	8,993,856
KBC Group NV	22,722	2,722,982
KeyCorp(1)	36,768	687,194
Security	Shares	Value
Banks (continued)
Lloyds Banking Group PLC	2,000,000	$ 2,263,167
NatWest Group PLC	414,604	2,928,493
PNC Financial Services Group, Inc.(1)	6,406	1,287,158
Resona Holdings, Inc.	55,000	560,851
Standard Chartered PLC	160,392	3,112,815
Truist Financial Corp.(1)	21,845	998,753
UniCredit SpA	70,000	5,326,656
		$ 69,355,514
Beverages — 0.9%
Coca-Cola Co.(1)	24,571	$ 1,629,549
Constellation Brands, Inc., Class A(1)	22,494	3,029,267
Heineken Holding NV	23,349	1,603,216
Heineken NV	7,692	602,353
Kirin Holdings Co. Ltd.	52,000	761,858
PepsiCo, Inc.(1)	17,854	2,507,416
		$ 10,133,659
Biotechnology — 1.0%
AbbVie, Inc.(1)	24,163	$ 5,594,701
Amgen, Inc.(1)	16,600	4,684,520
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	519,069
		$ 10,798,290
Broadline Retail — 3.3%
Amazon.com, Inc.(1)(2)	129,298	$ 28,389,962
Mercari, Inc.(2)	14,900	229,162
Next PLC	41,584	6,932,209
		$ 35,551,333
Building Products — 0.2%
Daikin Industries Ltd.	22,100	$ 2,547,292
		$ 2,547,292
Capital Markets — 1.8%
3i Group PLC	112,500	$ 6,201,331
CME Group, Inc.(1)	2,327	628,732
Deutsche Boerse AG	8,620	2,308,359
Moody's Corp.(1)	5,585	2,661,141
S&P Global, Inc.(1)	7,842	3,816,780
UBS Group AG	90,256	3,710,743
		$ 19,327,086
Chemicals — 1.9%
Air Liquide SA(1)	40,125	$ 8,360,312
Air Products and Chemicals, Inc.(1)	12,742	3,474,998

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Corteva, Inc.(1)	4,706	$ 318,267
Daicel Corp.	20,000	182,081
Dow, Inc.(1)	50,563	1,159,409
Eastman Chemical Co.(1)	20,943	1,320,456
Mitsubishi Gas Chemical Co., Inc.	9,200	164,145
Nitto Denko Corp.	99,700	2,363,361
Shin-Etsu Chemical Co. Ltd.	79,900	2,616,207
Tosoh Corp.	51,600	763,346
		$ 20,722,582
Commercial Services & Supplies — 0.2%
SECOM Co. Ltd.	45,600	$ 1,672,945
Waste Management, Inc.(1)	3,330	735,364
		$ 2,408,309
Communications Equipment — 0.8%
Cisco Systems, Inc.(1)	129,361	$ 8,850,880
		$ 8,850,880
Construction & Engineering — 0.3%
Ferrovial SE	62,188	$ 3,572,096
		$ 3,572,096
Construction Materials — 0.3%
CRH PLC	27,397	$ 3,305,405
		$ 3,305,405
Consumer Finance — 0.4%
American Express Co.(1)	13,111	$ 4,354,950
Navient Corp.(1)	28,416	373,670
		$ 4,728,620
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.(1)	8,600	$ 7,960,418
Koninklijke Ahold Delhaize NV(1)	94,107	3,807,992
Seven & i Holdings Co. Ltd.	78,000	1,046,636
Target Corp.(1)	7,168	642,969
Walmart, Inc.(1)	16,551	1,705,746
		$ 15,163,761
Containers & Packaging — 0.2%
Smurfit WestRock PLC(1)	44,508	$ 1,894,706
		$ 1,894,706
Security	Shares	Value
Distributors — 0.1%
LKQ Corp.(1)	34,009	$ 1,038,635
		$ 1,038,635
Diversified Telecommunication Services — 0.9%
Deutsche Telekom AG(1)	233,435	$ 7,953,005
United Internet AG(3)	32,975	1,042,195
Verizon Communications, Inc.(1)	23,837	1,047,636
		$ 10,042,836
Electric Utilities — 1.5%
Acciona SA	8,786	$ 1,765,447
Chubu Electric Power Co., Inc.	31,500	437,472
Edison International(1)	19,359	1,070,166
Iberdrola SA(1)	680,582	12,882,958
Tokyo Electric Power Co. Holdings, Inc.(2)	40,600	190,177
		$ 16,346,220
Electrical Equipment — 2.2%
ABB Ltd.	103,575	$ 7,495,031
Accelleron Industries AG	5,372	454,927
Fujikura Ltd.	21,600	2,112,845
GE Vernova, Inc.(1)	7,547	4,640,650
Legrand SA(1)	34,513	5,734,720
Schneider Electric SE	11,000	3,096,195
		$ 23,534,368
Electronic Equipment, Instruments & Components — 1.1%
Alps Alpine Co. Ltd.	82,200	$ 1,040,489
Citizen Watch Co. Ltd.	104,800	710,409
Corning, Inc.(1)	7,504	615,553
Halma PLC	50,000	2,327,535
Kyocera Corp.	135,200	1,816,235
Taiyo Yuden Co. Ltd.	51,500	1,150,217
TDK Corp.	299,200	4,332,657
		$ 11,993,095
Entertainment — 2.6%
Electronic Arts, Inc.(1)	30,496	$ 6,151,043
Konami Group Corp.	12,400	1,788,848
Netflix, Inc.(1)(2)	11,360	13,619,731
Nintendo Co. Ltd.	20,400	1,764,993
Take-Two Interactive Software, Inc.(1)(2)	8,625	2,228,355
Walt Disney Co.(1)	20,692	2,369,234
		$ 27,922,204

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services — 1.5%
Adyen NV(2)(4)	1,170	$ 1,882,623
Berkshire Hathaway, Inc., Class B(1)(2)	8,108	4,076,216
Fidelity National Information Services, Inc.(1)	30,170	1,989,410
Mastercard, Inc., Class A(1)	9,840	5,597,090
ORIX Corp.	41,300	1,083,959
Visa, Inc., Class A(1)	3,211	1,096,171
		$ 15,725,469
Food Products — 2.0%
Kikkoman Corp.	48,100	$ 407,336
Mondelez International, Inc., Class A(1)	82,808	5,173,016
Nestle SA	152,427	13,998,169
Nissin Foods Holdings Co. Ltd.	30,000	565,069
Toyo Suisan Kaisha Ltd.	5,000	357,198
Tyson Foods, Inc., Class A(1)	14,966	812,654
		$ 21,313,442
Gas Utilities — 0.0%†
Snam SpA	50,419	$ 302,727
		$ 302,727
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.(1)	8,498	$ 633,016
Central Japan Railway Co.	17,000	487,384
CSX Corp.(1)	112,524	3,995,727
East Japan Railway Co.	17,100	418,246
		$ 5,534,373
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories(1)	48,427	$ 6,486,312
Boston Scientific Corp.(1)(2)	29,485	2,878,621
EssilorLuxottica SA	12,248	3,989,832
Insulet Corp.(1)(2)	1,719	530,707
Olympus Corp.	27,600	348,947
Terumo Corp.	192,000	3,167,331
		$ 17,401,750
Health Care Providers & Services — 0.8%
McKesson Corp.(1)	7,111	$ 5,493,532
UnitedHealth Group, Inc.(1)	8,537	2,947,826
		$ 8,441,358
Hotels, Restaurants & Leisure — 1.6%
Amadeus IT Group SA	24,489	$ 1,946,624
Booking Holdings, Inc.(1)	1,381	7,456,392
Compass Group PLC	91,736	3,126,889
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group PLC	9,496	$ 1,148,165
Yum! Brands, Inc.(1)	22,953	3,488,856
		$ 17,166,926
Household Durables — 0.6%
Casio Computer Co. Ltd.	63,200	$ 519,374
Nikon Corp.	31,200	362,807
PulteGroup, Inc.(1)	27,242	3,599,485
Sony Group Corp.	65,300	1,877,160
		$ 6,358,826
Household Products — 0.4%
Clorox Co.(1)	9,542	$ 1,176,528
Henkel AG & Co. KGaA, PFC Shares	8,309	670,423
Procter & Gamble Co.(1)	2,881	442,666
Reckitt Benckiser Group PLC	20,566	1,583,622
		$ 3,873,239
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.(1)	7,170	$ 1,404,746
		$ 1,404,746
Industrial Conglomerates — 2.4%
Honeywell International, Inc.(1)	19,811	$ 4,170,215
Sekisui Chemical Co. Ltd.	59,400	1,105,829
Siemens AG(1)	74,771	20,186,525
		$ 25,462,569
Insurance — 3.3%
Ageas SA	22,500	$ 1,560,518
Allianz SE(1)	46,576	19,595,776
Allstate Corp.(1)	14,109	3,028,497
Chubb Ltd.(1)	1,376	388,376
Cincinnati Financial Corp.(1)	5,091	804,887
Hannover Rueck SE	5,000	1,508,794
Hartford Insurance Group, Inc.(1)	14,283	1,905,209
Legal & General Group PLC	250,000	802,978
Lincoln National Corp.(1)	17,183	692,990
Marsh & McLennan Cos., Inc.(1)	13,642	2,749,272
MS&AD Insurance Group Holdings, Inc.	74,100	1,678,063
Principal Financial Group, Inc.(1)	17,247	1,429,949
Sony Financial Group, Inc.(2)	65,300	72,416
		$ 36,217,725
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(1)	78,300	$ 19,034,730

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C(1)	61,151	$ 14,893,326
Meta Platforms, Inc., Class A(1)	29,245	21,476,943
		$ 55,404,999
IT Services — 0.4%
Capgemini SE(1)	18,829	$ 2,746,726
Obic Co. Ltd.	11,500	400,814
Otsuka Corp.	31,200	651,275
		$ 3,798,815
Leisure Products — 0.2%
Bandai Namco Holdings, Inc.	33,000	$ 1,097,960
Hasbro, Inc.(1)	6,865	520,710
		$ 1,618,670
Life Sciences Tools & Services — 0.5%
Revvity, Inc.(1)	6,547	$ 573,844
Thermo Fisher Scientific, Inc.(1)	11,080	5,374,022
		$ 5,947,866
Machinery — 1.4%
Daimler Truck Holding AG	1,422	$ 58,802
Dover Corp.(1)	7,424	1,238,546
Ebara Corp.	58,600	1,335,760
FANUC Corp.	61,935	1,779,823
IHI Corp.	26,600	495,406
Kawasaki Heavy Industries Ltd.	8,200	541,196
Komatsu Ltd.	29,200	1,017,246
Makita Corp.	7,700	249,567
Mitsui E&S Co. Ltd.	31,800	959,391
Parker-Hannifin Corp.(1)	4,628	3,508,718
SMC Corp.	1,500	463,638
Snap-on, Inc.(1)	5,378	1,863,638
Stanley Black & Decker, Inc.(1)	10,987	816,664
Toyota Industries Corp.	6,400	719,798
		$ 15,048,193
Marine Transportation — 0.0%†
Kawasaki Kisen Kaisha Ltd.	19,800	$ 281,534
		$ 281,534
Media — 0.3%
Comcast Corp., Class A(1)	96,531	$ 3,033,004
Hakuhodo DY Holdings, Inc.	20,900	167,775
		$ 3,200,779
Security	Shares	Value
Metals & Mining — 0.7%
Glencore PLC(2)	948,599	$ 4,368,891
Rio Tinto PLC	54,826	3,613,165
		$ 7,982,056
Multi-Utilities — 0.7%
CMS Energy Corp.(1)	71,786	$ 5,259,042
NiSource, Inc.(1)	42,420	1,836,786
Veolia Environnement SA	27,938	952,742
		$ 8,048,570
Oil, Gas & Consumable Fuels — 2.8%
BP PLC	38,490	$ 220,996
Chevron Corp.(1)	29,254	4,542,854
Coterra Energy, Inc.(1)	27,022	639,070
EQT Corp.(1)	16,196	881,548
Exxon Mobil Corp.(1)	2,600	293,150
Idemitsu Kosan Co. Ltd.	31,000	212,089
Marathon Petroleum Corp.(1)	16,080	3,099,259
Phillips 66(1)	20,545	2,794,531
Shell PLC	220,261	7,850,321
TotalEnergies SE(1)	165,699	10,092,497
		$ 30,626,315
Paper and Forest Products — 0.0%†
Nippon Paper Industries Co. Ltd.	11,100	$ 91,430
		$ 91,430
Personal Care Products — 0.7%
Kao Corp.	28,554	$ 1,244,413
Unilever PLC	107,877	6,376,457
		$ 7,620,870
Pharmaceuticals — 5.3%
Astellas Pharma, Inc.	125,900	$ 1,372,308
AstraZeneca PLC	52,028	7,970,741
Chugai Pharmaceutical Co. Ltd.	64,500	2,859,574
Daiichi Sankyo Co. Ltd.	59,600	1,341,012
Eli Lilly & Co.(1)	8,263	6,304,669
Johnson & Johnson(1)	13,558	2,513,924
Merck & Co., Inc.(1)	20,293	1,703,191
Novartis AG	102,431	13,170,407
Pfizer, Inc.(1)	14,458	368,390
Roche Holding AG PC	32,143	10,703,088
Sandoz Group AG	24,732	1,475,082

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Sanofi SA(1)	49,146	$ 4,653,829
UCB SA	9,177	2,561,621
		$ 56,997,836
Professional Services — 0.9%
Equifax, Inc.(1)	11,514	$ 2,953,686
Experian PLC	79,133	3,974,625
Recruit Holdings Co. Ltd.	30,900	1,661,303
Robert Half, Inc.(1)	26,747	908,863
		$ 9,498,477
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)(2)	24,515	$ 3,862,584
Daito Trust Construction Co. Ltd.	27,000	592,413
Heiwa Real Estate Co. Ltd.	51,400	820,425
Sumitomo Realty & Development Co. Ltd.	12,400	546,956
		$ 5,822,378
Semiconductors & Semiconductor Equipment — 14.1%
Advantest Corp.	105,300	$ 10,418,667
ASML Holding NV(1)	24,587	23,976,921
Broadcom, Inc.(1)	80,006	26,394,779
Infineon Technologies AG	85,739	3,363,555
Lam Research Corp.(1)	58,089	7,778,117
Marvell Technology, Inc.(1)	54,172	4,554,240
NVIDIA Corp.(1)	296,771	55,371,533
NXP Semiconductors NV(1)	22,890	5,212,740
STMicroelectronics NV	35,000	989,273
Texas Instruments, Inc.(1)	35,290	6,483,832
Tokyo Electron Ltd.	48,400	8,579,721
		$ 153,123,378
Software — 7.6%
Crowdstrike Holdings, Inc., Class A(1)(2)	9,878	$ 4,843,974
Dassault Systemes SE	40,765	1,371,376
Datadog, Inc., Class A(1)(2)	25,353	3,610,267
Microsoft Corp.(1)	96,743	50,108,037
Oracle Corp.(1)	10,721	3,015,174
Palantir Technologies, Inc., Class A(1)(2)	43,193	7,879,267
Sage Group PLC	206,007	3,056,009
SAP SE	17,000	4,552,045
Strategy, Inc., Class A(1)(2)	9,380	3,022,330
Trend Micro, Inc.	14,097	771,567
		$ 82,230,046
Security	Shares	Value
Specialized REITs — 0.2%
American Tower Corp.(1)	13,519	$ 2,599,974
		$ 2,599,974
Specialty Retail — 1.9%
Fast Retailing Co. Ltd.	35,900	$ 10,903,245
Home Depot, Inc.(1)	9,972	4,040,555
Lowe's Cos., Inc.(1)	15,808	3,972,708
Nitori Holdings Co. Ltd.	31,000	599,395
USS Co. Ltd.	54,400	624,545
		$ 20,140,448
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.(1)	193,600	$ 49,296,368
Hewlett Packard Enterprise Co.(1)	63,759	1,565,921
HP, Inc.(1)	10,589	288,339
		$ 51,150,628
Textiles, Apparel & Luxury Goods — 1.5%
Cie Financiere Richemont SA, Class A	8,264	$ 1,586,409
LVMH Moet Hennessy Louis Vuitton SE(1)	23,302	14,339,618
		$ 15,926,027
Tobacco — 0.6%
British American Tobacco PLC	81,683	$ 4,344,496
Japan Tobacco, Inc.	31,700	1,039,666
Philip Morris International, Inc.(1)	4,024	652,693
		$ 6,036,855
Trading Companies & Distributors — 0.7%
Ferguson Enterprises, Inc.	20,564	$ 4,618,404
Mitsubishi Corp.	64,200	1,530,489
Sumitomo Corp.	39,300	1,137,066
		$ 7,285,959
Transportation Infrastructure — 0.1%
Aeroports de Paris SA	6,667	$ 883,241
		$ 883,241
Wireless Telecommunication Services — 1.2%
KDDI Corp.	206,800	$ 3,298,155
SoftBank Group Corp.	78,896	9,955,138
		$ 13,253,293
Total Common Stocks (identified cost $274,573,967)		$1,090,964,378

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(5)	569,641	$ 569,641
Total Short-Term Investments (identified cost $569,641)		$ 569,641
Total Investments — 100.7% (identified cost $275,143,608)		$1,091,534,019
Total Written Call Options — (1.0)% (premiums received $8,124,969)		$ (11,114,305)
Other Assets, Less Liabilities — 0.3%		$ 3,070,410
Net Assets — 100.0%		$1,083,490,124
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $1,042,195 or 0.1% of the Fund's net assets .
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $1,882,623 or 0.2% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.0%	$655,308,662
Japan	10.7	117,151,676
France	6.7	72,631,982
Germany	6.5	70,842,593
United Kingdom	6.0	65,550,226
Netherlands	4.0	43,131,802
Italy	1.8	19,150,391
Spain	1.5	16,595,029
Switzerland	1.3	14,722,192
Australia	0.7	7,982,056
Belgium	0.6	6,845,121
Singapore	0.1	989,273
Canada	0.1	633,016
Total Investments	100.0%	$1,091,534,019

Written Call Options (Exchange-Traded) — (1.0)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro Stoxx 50 Index	860	EUR	47,557,656	EUR	5,450	10/3/25	$ (858,856)
Euro Stoxx 50 Index	860	EUR	47,557,656	EUR	5,475	10/10/25	(833,807)
Euro Stoxx 50 Index	850	EUR	47,004,660	EUR	5,575	10/17/25	(421,676)
Euro Stoxx 50 Index	850	EUR	47,004,660	EUR	5,600	10/24/25	(373,570)
FTSE 100 Index	620	GBP	57,972,666	GBP	9,375	10/17/25	(557,815)
NASDAQ 100 Index	8	USD	19,743,992	USD	23,800	10/1/25	(676,080)
NASDAQ 100 Index	7	USD	17,275,993	USD	24,200	10/3/25	(294,133)
NASDAQ 100 Index	8	USD	19,743,992	USD	24,200	10/6/25	(405,640)
NASDAQ 100 Index	8	USD	19,743,992	USD	24,300	10/8/25	(364,800)
NASDAQ 100 Index	7	USD	17,275,993	USD	24,450	10/10/25	(273,210)
NASDAQ 100 Index	8	USD	19,743,992	USD	24,600	10/13/25	(220,160)
NASDAQ 100 Index	8	USD	19,743,992	USD	24,700	10/15/25	(235,840)
NASDAQ 100 Index	8	USD	19,743,992	USD	24,950	10/17/25	(167,680)
NASDAQ 100 Index	7	USD	17,275,993	USD	25,000	10/20/25	(121,695)
NASDAQ 100 Index	8	USD	19,743,992	USD	25,000	10/22/25	(187,680)

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
NASDAQ 100 Index	8	USD	19,743,992	USD	24,900	10/24/25	$ (251,040)
NASDAQ 100 Index	8	USD	19,743,992	USD	25,100	10/27/25	(190,880)
Nikkei 225 Index	370	JPY	16,625,073,100	JPY	45,750	10/10/25	(762,197)
S&P 500 Index	42	USD	28,091,532	USD	6,525	10/1/25	(658,770)
S&P 500 Index	42	USD	28,091,532	USD	6,590	10/3/25	(431,550)
S&P 500 Index	43	USD	28,760,378	USD	6,575	10/6/25	(509,249)
S&P 500 Index	43	USD	28,760,378	USD	6,625	10/8/25	(282,897)
S&P 500 Index	43	USD	28,760,378	USD	6,675	10/10/25	(260,795)
S&P 500 Index	42	USD	28,091,532	USD	6,675	10/13/25	(257,040)
S&P 500 Index	42	USD	28,091,532	USD	6,700	10/15/25	(233,310)
S&P 500 Index	42	USD	28,091,532	USD	6,735	10/17/25	(196,140)
S&P 500 Index	42	USD	28,091,532	USD	6,750	10/20/25	(198,660)
S&P 500 Index	42	USD	28,091,532	USD	6,750	10/22/25	(206,640)
S&P 500 Index	43	USD	28,760,378	USD	6,730	10/24/25	(285,348)
S&P 500 Index	42	USD	28,091,532	USD	6,760	10/27/25	(218,190)
SMI Index	340	CHF	41,172,028	CHF	12,300	10/17/25	(178,957)
Total							$(11,114,305)
Abbreviations:
PC	– Participation Certificate
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $569,641, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,924,399	$140,723,409	$(144,078,167)	$ —	$ —	$569,641	$157,796	569,641
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 83,854,002	$ 25,970,109	$ —	$ 109,824,111
Consumer Discretionary	71,664,062	58,292,426	—	129,956,488
Consumer Staples	25,732,922	38,408,904	—	64,141,826
Energy	12,250,412	18,375,903	—	30,626,315
Financials	52,605,624	92,748,790	—	145,354,414
Health Care	45,973,328	53,613,772	—	99,587,100
Industrials	36,320,823	95,485,665	—	131,806,488
Information Technology	238,891,351	72,255,491	—	311,146,842
Materials	8,167,836	25,828,343	—	33,996,179
Real Estate	6,462,558	1,959,794	—	8,422,352
Utilities	9,570,740	16,531,523	—	26,102,263
Total Common Stocks	$591,493,658	$499,470,720*	$ —	$1,090,964,378
Short-Term Investments	$ 569,641	$ —	$ —	$ 569,641
Total Investments	$592,063,299	$499,470,720	$ —	$1,091,534,019

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (7,127,427)	$ (3,986,878)	$ —	$ (11,114,305)
Total	$ (7,127,427)	$ (3,986,878)	$ —	$ (11,114,305)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.